Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock Par Value	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	48,738,855	47,738,855
Common Stock Shares Outstanding	48,738,855	47,738,855
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Series A Shares Authorized	3,000,000	3,000,000
Preferred Stock, Series A Shares Issued	0	0
Preferred Stock, Series A Shares Outstanding	0	0
Preferred Stock, Series B Par Value	$ 0.01	$ 0.01
Preferred Stock, Series B Shares Authorized	10,000,000	10,000,000
Preferred Stock, Series B Shares Issued	0	0
Preferred Stock, Series B Shares Outstanding	0	0